Trade and other receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables [Abstract]
Trade and other receivables
9. Trade and other receivables

	June 30, 2023 £’000	December 31, 2022 £’000
Trade receivables	32,273	27,736
Other receivables	5,525	7,682
Prepayments and accrued income	10,660	11,293
	48,458	46,711

Included within prepayments and accrued income are amounts paid in advance for clinical trials that are expected to be received in services or repaid within twelve months.